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                                    FORM 13F
                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                               Form 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 1999. Check here if Amendment |_|; Amendment Number: _________________

                        This Amendment (Check only one.):
                         |_| is a restatement.
                         |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Laifer Capital Management, Inc.
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Address:   450 Seventh Avenue, Suite 1604
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           New York, New York  10123
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Form 13F File Number: 28-6050
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         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:

Name:  Lance Laifer
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Title: President
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Phone: 212-268-8048
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Signature, Place and Date of Signing:

/s/ Lance Laifer
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[Signature]

 New York, New York
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[City, State]

 May 12, 1999
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers.)

                                                                        Form 13F
                                                                          Page 2

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

  None
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Form 13F Information Table Entry Total:

  37
--------------------------------------------------------------------------------

Form 13F Information Table Value Total:

$70,557                             (thousands)
--------------------------------------------------------------------------------

                                           LAIFER CAPITAL MANAGEMENT, INC.

                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- X$1000  PRN AMT   PRN CALL DSCRETN -MANAGERS-     SOLE   SHARED     NONE
AUTOTOTE CORP-CL A             COMMON STOCK     053323101       96    52900 SH       DEFINED                                 52900
BALCHEM CORP                   COMMON STOCK     057665200     1234   214525 SH       SOLE                 214525
BALCHEM CORP                   COMMON STOCK     057665200      679   118125 SH       DEFINED                                118125
***BRIO INDUSTRIES INC         FOREIGN COMMON S 10970E104        0      100 SH       SOLE                    100
***BRIO INDUSTRIES INC         FOREIGN COMMON S 10970E104       20    16000 SH       DEFINED                                 16000
CARDINAL FINANCIAL CORP        COMMON STOCK     14149F109     1428   204000 SH       DEFINED                                204000
CONCEPTS DIRECT INC            COMMON STOCK     206013104     5555   600500 SH       SOLE                 600500
CONCEPTS DIRECT INC            COMMON STOCK     206013104     3943   426300 SH       DEFINED                                426300
DAMARK INTERNATIONAL INC-CL A  COMMON STOCK     235691102      115    13300 SH       DEFINED                                 13300
DOVER DOWNS ENTERTAINMENT INC  COMMON STOCK     260086103     1423    91806 SH       SOLE                  91806
DOVER DOWNS ENTERTAINMENT INC  COMMON STOCK     260086103     1068    68920 SH       DEFINED                                 77468
DYNAMEX INC                    COMMON STOCK     26784F103       25    10500 SH       DEFINED                                 10500
EQUITRAC CORP                  COMMON STOCK     294599105      396    17500 SH       SOLE                  17500
EQUITRAC CORP                  COMMON STOCK     294599105     3048   134700 SH       DEFINED                                139804
FLORAFAX INTERNATIONAL INC     COMMON STOCK     339825101    17408  1150929 SH       SOLE                1150929
FLORAFAX INTERNATIONAL INC     COMMON STOCK     339825101     9081   648000 SH       DEFINED                                771000
HAROLDS STORES INC             COMMON STOCK     413353103     2019   288445 SH       SOLE                 288445
HAROLDS STORES INC             COMMON STOCK     413353103     1272   181696 SH       DEFINED                                181696
ITLA CAPITAL CORP              COMMON STOCK     450565106      310    21400 SH       SOLE                  21400
ITLA CAPITAL CORP              COMMON STOCK     450565106      291    20100 SH       DEFINED                                 20100
IMTEC INC                      COMMON STOCK     452909104      695   115900 SH       SOLE                 115900
IMTEC INC                      COMMON STOCK     452909104      454    75700 SH       DEFINED                                 82500
MLC HOLDINGS INC               COMMON STOCK     55305V107     1518   184000 SH       SOLE                 184000
MLC HOLDINGS INC               COMMON STOCK     55305V107     1479   179300 SH       DEFINED                                184000
MOORE HANDLEY INC              COMMON STOCK     615762101       31    15300 SH       SOLE                  15300
MOORE HANDLEY INC              COMMON STOCK     615762101       19     9600 SH       DEFINED                                  9600
MOTO PHOTO INC                 COMMON STOCK     619821101       49    43600 SH       DEFINED                                 43600
NUMEREX CORP-PA CL A           COMMON STOCK     67053A102       70    18900 SH       DEFINED                                 18900
PEOPLES BANK, CATAWBA NC       COMMON STOCK     710215104      270    13500 SH       DEFINED                                 13500
SEL-LEB MARKETING INC-NEW      COMMON STOCK     816082309       48     9500 SH       SOLE                   9500
SEL-LEB MARKETING INC-NEW      COMMON STOCK     816082309       70    13900 SH       DEFINED                                 13900
SPECIALTY CATALOG CORP         COMMON STOCK     84748Q103      450   135800 SH       SOLE                 135800
SPECIALTY CATALOG CORP         COMMON STOCK     84748Q103      333   100600 SH       DEFINED                                100600
STYLING TECHNOLOGY CORPORATION COMMON STOCK     863905105     5034   396800 SH       SOLE                 396800
STYLING TECHNOLOGY CORPORATION COMMON STOCK     863905105     3914   308500 SH       DEFINED                                308500
TRM CORP                       COMMON STOCK     872636105     4272   604900 SH       SOLE                 604900
TRM CORP                       COMMON STOCK     872636105     2440   345500 SH       DEFINED                                345500
                                                             -----
                                                             70557